Note 5 - Equity - Stock based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense	$ 493	$ 699	$ 1,505	$ 1,740	$ 2,275	$ 2,373
General and Administrative Expense [Member]
Stock-based compensation expense	346	378	1,094	1,089	1,467	1,461
Research and Development Expense [Member]
Stock-based compensation expense	$ 147	$ 321	$ 411	$ 651	$ 808	$ 912